Condensed consolidating financial information - Condensed Consolidated Income Statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue	[1]	£ 24,492		£ 14,130
Raw materials and consumables used		(4,664)		(3,777)
Changes in inventories of finished goods and work in progress		114		44
Employee benefit costs		(3,005)	£ (2,679)	(2,274)
Depreciation, amortisation and impairment costs		(1,038)	(902)	(607)
Other operating income		85		176
Loss on reclassification from amortised cost to fair value		(3)
Other operating expenses		(6,668)		(3,037)
Profit from operations		9,313		4,655
Net finance costs		(1,381)	(1,094)	(637)
Share of post-tax results of associates and joint ventures		419		2,227
Profit before taxation		8,351		6,245
Taxation on ordinary activities		(2,141)		(1,406)
Profit for the year		6,210		4,839
Attributable to:
Owners of the parent		6,032		4,648
Non-controlling interests		178		191
Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		24,492		14,130
Raw materials and consumables used		(4,664)		(3,777)
Changes in inventories of finished goods and work in progress		114		44
Employee benefit costs		(3,005)		(2,274)
Depreciation, amortisation and impairment costs		(1,038)		(607)
Other operating income		85		176
Loss on reclassification from amortised cost to fair value		(3)
Other operating expenses		(6,668)		(3,037)
Profit from operations		9,313		4,655
Net finance costs		(1,381)		(637)
Share of post-tax results of associates and joint ventures		419		2,227
Profit before taxation		8,351		6,245
Taxation on ordinary activities		(2,141)		(1,406)
Profit for the year		6,210		4,839
Attributable to:
Owners of the parent		6,032		4,648
Non-controlling interests		178		191
Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue	[1]		19,564
Raw materials and consumables used			(4,520)
Changes in inventories of finished goods and work in progress			(513)
Employee benefit costs			(2,679)
Depreciation, amortisation and impairment costs			(902)
Other operating income			144
Other operating expenses			(4,682)
Profit from operations			6,412
Net finance costs			(1,094)
Share of post-tax results of associates and joint ventures			24,209
Profit before taxation			29,527
Taxation on ordinary activities			8,129
Profit for the year			37,656
Attributable to:
Owners of the parent			37,485
Non-controlling interests			171
Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue			19,564
Raw materials and consumables used			(4,520)
Changes in inventories of finished goods and work in progress			(513)
Employee benefit costs			(2,679)
Depreciation, amortisation and impairment costs			(902)
Other operating income			144
Other operating expenses			(4,682)
Profit from operations			6,412
Net finance costs			(1,094)
Share of post-tax results of associates and joint ventures			24,209
Profit before taxation			29,527
Taxation on ordinary activities			8,129
Profit for the year			37,656
Attributable to:
Owners of the parent			37,485
Non-controlling interests			171
Reportable Legal Entities | BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(5)		(7)
Other operating expenses		(124)		(75)
Profit from operations		(129)		(82)
Net finance costs		95		(54)
Profit before taxation		(34)		(136)
Equity income from subsidiaries		6,210		4,839
Profit for the year		6,176		4,703
Attributable to:
Owners of the parent		6,176		4,703
Reportable Legal Entities | BAT p.l.c., Parent guarantor | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(5)		(7)
Other operating expenses		(124)		(75)
Profit from operations		(129)		(82)
Net finance costs		95		(54)
Profit before taxation		(34)		(136)
Equity income from subsidiaries		6,210		4,839
Profit for the year		6,176		4,703
Attributable to:
Owners of the parent		6,176		4,703
Reportable Legal Entities | BAT p.l.c., Parent guarantor | Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs			(8)
Other operating expenses			(101)
Profit from operations			(109)
Net finance costs			3
Profit before taxation			(106)
Equity income from subsidiaries			37,656
Profit for the year			37,550
Attributable to:
Owners of the parent			37,550
Reportable Legal Entities | BAT p.l.c., Parent guarantor | Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs			(8)
Other operating expenses			(101)
Profit from operations			(109)
Net finance costs			3
Profit before taxation			(106)
Equity income from subsidiaries			37,656
Profit for the year			37,550
Attributable to:
Owners of the parent			37,550
Reportable Legal Entities | RJRT, Issuer (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		7,752
Raw materials and consumables used		(662)
Changes in inventories of finished goods and work in progress		(4)
Employee benefit costs		(169)
Depreciation, amortisation and impairment costs		(91)
Other operating income		3
Other operating expenses		(6,579)
Profit from operations		250
Net finance costs		9
Profit before taxation		259
Taxation on ordinary activities		(100)
Equity income from subsidiaries		2,569
Profit for the year		2,728
Attributable to:
Owners of the parent		2,728
Reportable Legal Entities | RJRT, Issuer (LB) | Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue			3,459
Raw materials and consumables used			(346)
Changes in inventories of finished goods and work in progress			(7)
Employee benefit costs			(117)
Depreciation, amortisation and impairment costs			(28)
Other operating income			7
Other operating expenses			(2,889)
Profit from operations			79
Net finance costs			11
Profit before taxation			90
Taxation on ordinary activities			(240)
Equity income from subsidiaries			3,870
Profit for the year			3,720
Attributable to:
Owners of the parent			3,720
Reportable Legal Entities | RAI, Issuer (RB), Subsidiary guarantor (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(13)
Other operating income		22
Other operating expenses		(17)
Profit from operations		(8)
Net finance costs		(421)
Profit before taxation		(429)
Taxation on ordinary activities		93
Equity income from subsidiaries		3,436
Profit for the year		3,100
Attributable to:
Owners of the parent		3,100
Reportable Legal Entities | RAI, Issuer (RB), Subsidiary guarantor (LB) | Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs			(35)
Other operating income			34
Other operating expenses			(6)
Profit from operations			(7)
Net finance costs			(190)
Profit before taxation			(197)
Taxation on ordinary activities			61
Equity income from subsidiaries			4,259
Profit for the year			4,123
Attributable to:
Owners of the parent			4,123
Reportable Legal Entities | RJRTH, Subsidiary guarantor (LB & RB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net finance costs		3
Profit before taxation		3
Taxation on ordinary activities		1
Equity income from subsidiaries		2,755
Profit for the year		2,759
Attributable to:
Owners of the parent		2,759
Reportable Legal Entities | RJRTH, Subsidiary guarantor (LB & RB) | Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs			(2)
Profit from operations			(2)
Net finance costs			9
Profit before taxation			7
Taxation on ordinary activities			(3)
Equity income from subsidiaries			3,893
Profit for the year			3,897
Attributable to:
Owners of the parent			3,897
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		16,959		14,130
Raw materials and consumables used		(4,161)		(3,777)
Changes in inventories of finished goods and work in progress		118		44
Employee benefit costs		(2,822)		(2,274)
Depreciation, amortisation and impairment costs		(947)		(607)
Other operating income		3,847		176
Loss on reclassification from amortised cost to fair value		(3)
Other operating expenses		(3,819)		(3,037)
Profit from operations		9,172		4,655
Net finance costs		(947)		(637)
Share of post-tax results of associates and joint ventures		419		2,227
Profit before taxation		8,644		6,245
Taxation on ordinary activities		(2,135)		(1,406)
Profit for the year		6,509		4,839
Attributable to:
Owners of the parent		6,331		4,648
Non-controlling interests		178		191
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		24,492		14,130
Raw materials and consumables used		(4,664)		(3,777)
Changes in inventories of finished goods and work in progress		114		44
Employee benefit costs		(2,990)		(2,271)
Depreciation, amortisation and impairment costs		(1,038)		(607)
Other operating income		63		176
Loss on reclassification from amortised cost to fair value		(3)
Other operating expenses		(6,643)		(3,033)
Profit from operations		9,331		4,662
Net finance costs		(599)		(1,231)
Share of post-tax results of associates and joint ventures		419		2,227
Profit before taxation		9,151		5,658
Taxation on ordinary activities		(2,163)		(1,469)
Profit for the year		6,988		4,189
Attributable to:
Owners of the parent		6,810		3,998
Non-controlling interests		178		191
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries | Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue			16,243
Raw materials and consumables used			(4,286)
Changes in inventories of finished goods and work in progress			(507)
Employee benefit costs			(2,525)
Depreciation, amortisation and impairment costs			(874)
Other operating income			1,859
Other operating expenses			(3,499)
Profit from operations			6,411
Net finance costs			(908)
Share of post-tax results of associates and joint ventures			24,209
Profit before taxation			29,712
Taxation on ordinary activities			8,311
Profit for the year			38,023
Attributable to:
Owners of the parent			37,852
Non-controlling interests			171
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries | Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue			19,564
Raw materials and consumables used			(4,520)
Changes in inventories of finished goods and work in progress			(513)
Employee benefit costs			(2,641)
Depreciation, amortisation and impairment costs			(902)
Other operating income			109
Other operating expenses			(4,671)
Profit from operations			6,426
Net finance costs			(1,403)
Share of post-tax results of associates and joint ventures			24,209
Profit before taxation			29,232
Taxation on ordinary activities			8,094
Profit for the year			37,326
Attributable to:
Owners of the parent			37,155
Non-controlling interests			171
Reportable Legal Entities | BATCAP, Issuer | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Other operating expenses		(3)
Profit from operations		(3)
Net finance costs		239
Profit before taxation		236
Taxation on ordinary activities		(79)
Profit for the year		157
Attributable to:
Owners of the parent		157
Reportable Legal Entities | BATCAP, Issuer | Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Other operating income			1
Other operating expenses			(1)
Net finance costs			(62)
Profit before taxation			(62)
Taxation on ordinary activities			10
Profit for the year			(52)
Attributable to:
Owners of the parent			(52)
Reportable Legal Entities | BATIF | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Other operating expenses		(1)		(4)
Profit from operations		(1)		(4)
Net finance costs		96		1,006
Profit before taxation		95		1,002
Taxation on ordinary activities		7		(2)
Profit for the year		102		1,000
Attributable to:
Owners of the parent		102		1,000
Reportable Legal Entities | BATIF | Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Other operating expenses			(1)
Profit from operations			(1)
Net finance costs			(22)
Profit before taxation			(23)
Taxation on ordinary activities			(40)
Profit for the year			(63)
Attributable to:
Owners of the parent			(63)
Reportable Legal Entities | BATHTN | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(2)		(3)
Other operating expenses		(4)
Profit from operations		(6)		(3)
Net finance costs		248		(412)
Profit before taxation		242		(415)
Taxation on ordinary activities		1		65
Profit for the year		243		(350)
Attributable to:
Owners of the parent		243		(350)
Reportable Legal Entities | BATHTN | Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs			(3)
Other operating income			1
Other operating expenses			(2)
Profit from operations			(4)
Net finance costs			636
Profit before taxation			632
Taxation on ordinary activities			4
Profit for the year			636
Attributable to:
Owners of the parent			636
Reportable Legal Entities | BATNF and RAI, Subsidiary guarantors | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(13)
Other operating income		22
Other operating expenses		(17)
Profit from operations		(8)
Net finance costs		(421)
Profit before taxation		(429)
Taxation on ordinary activities		93
Equity income from subsidiaries		3,436
Profit for the year		3,100
Attributable to:
Owners of the parent		3,100
Reportable Legal Entities | BATNF and RAI, Subsidiary guarantors | Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs			(35)
Other operating income			33
Other operating expenses			(7)
Profit from operations			(9)
Net finance costs			(191)
Profit before taxation			(200)
Taxation on ordinary activities			61
Equity income from subsidiaries			4,259
Profit for the year			4,120
Attributable to:
Owners of the parent			4,120
Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		(219)
Raw materials and consumables used		159
Employee benefit costs		4		7
Other operating income		(3,787)
Other operating expenses		3,871		75
Profit from operations		28		82
Net finance costs		(120)		54
Profit before taxation		(92)		136
Equity income from subsidiaries		(14,970)		(4,839)
Profit for the year		(15,062)		(4,703)
Attributable to:
Owners of the parent		(15,062)		(4,703)
Eliminations | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		5		7
Other operating expenses		124		75
Profit from operations		129		82
Net finance costs		(1,039)		54
Profit before taxation		(910)		136
Equity income from subsidiaries		(9,646)		(4,839)
Profit for the year		(10,556)		(4,703)
Attributable to:
Owners of the parent		£ (10,556)		£ (4,703)
Eliminations | Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue			(138)
Raw materials and consumables used			112
Changes in inventories of finished goods and work in progress			1
Employee benefit costs			8
Other operating income			(1,756)
Other operating expenses			1,813
Profit from operations			40
Net finance costs			(19)
Profit before taxation			21
Equity income from subsidiaries			(49,678)
Profit for the year			(49,657)
Attributable to:
Owners of the parent			(49,657)
Eliminations | Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs			8
Other operating expenses			101
Profit from operations			109
Net finance costs			(55)
Profit before taxation			54
Equity income from subsidiaries			(41,915)
Profit for the year			(41,861)
Attributable to:
Owners of the parent			£ (41,861)

[1]	Revenue is net of duty, excise and other taxes of £38,553 million, £37,780 million and £32,136 million for the years ended 31 December 2018, 2017 and 2016, respectively.